Benefit Plan	12 Months Ended
Dec. 31, 2011
Benefit Plan [Abstract]
Benefit Plan

13.   Benefit Plan

During 2007, the Company established an employee savings plan pursuant to Section 401(k) of the Internal Revenue Code. Subject to certain dollar limits, all eligible employees may contribute up to 15% of their pre-tax annual compensation to the plan. Commencing in 2008, the Company has elected to make discretionary matching contributions of employee contributions up to 4% of an employee's gross salary. For the years ended December 31, 2011, 2010 and 2009 the Company's matching contributions were approximately $34,000, $33,000 and $34,000, respectively.

The following table presents unaudited supplemental quarterly financial information for the years ended December 31, 2011 and December 31, 2010:

	Quarter Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$—	$—	$—	$—
Loss from operations	(1,519,250)	(1,397,463)	(1,131,010)	(2,034,416)
Net loss	(1,517,136)	(1,394,151)	(1,127,841)	(2,351,934)
Loss per share — basic and diluted	$(0.08)	$(0.06)	$(0.05)	$(0.10)

	Quarter Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues — government grant	$—	$—	$—	$488,958
Loss from operations	(1,050,412)	(1,333,132)	(908,465)	(732,172)
Net loss	(1,045,043)	(1,328,541)	(903,985)	(728,754)
Loss per share — basic and diluted	$(0.06)	$(0.07)	$(0.05)	$(0.04)

Quarterly basic and diluted net loss per common share were computed independently for each quarter and do not necessarily total to the full year basic and diluted net loss per common share.